Derivatives Instruments (Changes in Realized and Unrealized Gains (Losses) with Respect to Derivatives Receiving Regulatory Deferral) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	$ 36	$ 39
Foreign exchange forwards
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	13	0
Regulatory deferral | Commodity swaps and forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	15	(115)
Regulatory deferral | Commodity swaps and forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(36)	(89)
Realized (gain) loss on derivatives receiving regulatory deferral	2	0
Regulatory deferral | Commodity swaps and forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	3	9
Realized (gain) loss on derivatives receiving regulatory deferral	14	(2)
Regulatory deferral | Commodity swaps and forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	8	(36)
Regulatory deferral | Commodity swaps and forwards | Regulated | Fuel for generation and purchased power
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	24	3
Regulatory deferral | Foreign exchange forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	(13)	(33)
Regulatory deferral | Foreign exchange forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(11)	(6)
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Foreign exchange forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	3	(8)
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Foreign exchange forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(2)	(11)
Regulatory deferral | Foreign exchange forwards | Regulated | Fuel for generation and purchased power
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	$ (3)	$ (8)